CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2015	6,389,806
Beginning balance, value at Jun. 30, 2015	$ 63,898	$ 43,232,500	$ (42,629,510)	$ 666,888
Proceeds from private placement of common stock, net of issuance costs, shares	1,044,776
Proceeds from private placement of common stock, net of issuance costs, value	$ 10,448	654,913		665,361
Common stock issued for services rendered to the Company, shares	105,000
Common stock issued for services rendered to the Company, value	$ 1,050	47,250		48,300
Stock-based compensation		241,388		241,388
Net loss			(1,034,765)	(1,034,765)
Ending balance, shares at Jun. 30, 2016	7,539,582
Ending balance, value at Jun. 30, 2016	$ 75,396	44,176,051	(43,664,275)	587,172
Proceeds from private placement of common stock, net of issuance costs, shares	1,333,334
Proceeds from private placement of common stock, net of issuance costs, value	$ 13,333	762,720		776,053
Stock-based compensation		201,612		201,612
Net loss			(1,006,457)	(1,006,457)
Ending balance, shares at Jun. 30, 2017	8,872,916
Ending balance, value at Jun. 30, 2017	$ 88,729	$ 45,140,383	$ (44,670,732)	558,380
Net loss				(28,785)
Ending balance, value at Sep. 30, 2017				$ 802,690